Acquisitions, Dispositions, Ventures and Plant Closures (Ventures Narrative) (Details) (Advanced Engineered Materials [Member], Ibn Sina, Saudi Arabia [Member])	Dec. 31, 2012	Apr. 30, 2010 Previous [Member]	Apr. 30, 2010 Subsequent [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Celanese ownership interest, percentage	25.00%
Ownership percentage by other equity holders	25.00%
Indirect economic interest, percentage		25.00%	32.50%